Acquisition of Global Institute - Schedule of Assets Acquired and Liabilities Assumed (Details)	Jun. 11, 2018 USD ($)
Business Combinations [Abstract]
Cash	$ 1,571
Accounts receivable	3,206
Other assets	740
Intangible asset - Licensing fees	55,763
Total Assets Acquired	61,280
Payable to officer	682
Total Liabilities Assumed	682
Net Assets Acquired	60,598
Total Consideration Paid	$ 60,598